Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate			0.86%
Expected life			3 years
Expected volatility			58.86%
Expected dividend yield			4.22%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.50%	0.85%
Expected life	1 year	3 years
Expected volatility	34.64%	49.50%
Expected dividend yield	1.31%	1.35%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.24%	1.73%
Expected life	5 years	5 years
Expected volatility	50.61%	55.94%
Expected dividend yield	1.48%	2.02%